Employee Benefits and Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Compensation Related Costs [Abstract]
Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The following summarizes information related to our pension plans.

Year ended December 31, ($ in millions)	2012	2011
Projected benefit obligation	$355	$528
Fair value of plan assets	214	398
Underfunded status	$(141)	$(130)